Summary of Significant Accounting Policies - Selling, general and administrative expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Advertising costs	¥ 1,800,254	¥ 1,780,118	¥ 856,268